UNAUDITED QUARTERLY FINANCIAL DATA - Impact of Restatement (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended								4 Months Ended		8 Months Ended	12 Months Ended
	Sep. 27, 2020	Aug. 28, 2020	Apr. 04, 2021	Jan. 03, 2021	Jun. 28, 2020	Mar. 29, 2020	Dec. 29, 2019	Sep. 29, 2019	Jun. 30, 2019	Mar. 24, 2019	Jan. 03, 2021	Jan. 03, 2021	Aug. 28, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018	Aug. 29, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current portion of warrant liability	$ 150,887			$ 52,580							$ 52,580	$ 52,580		$ 52,580
Total current liabilities	671,383		$ 129,441	200,109			$ 107,517				200,109	200,109		200,109	$ 107,517
Total liabilities	797,887		1,090,032	1,199,262			811,899				1,199,262	1,199,262		1,199,262	811,899
Additional paid-in capital (Successor)	473,387		941,003	793,461							793,461	793,461		793,461
Accumulated deficit (Successor)	(155,418)		(264,019)	(241,490)							(241,490)	(241,490)		(241,490)
Total stockholders' equity and members' equity (deficit)	318,233		678,743	552,908							552,908	552,908		552,908
Total equity	1,263,592		1,477,203	1,384,902							1,384,902	1,384,902		1,384,902			$ 1,288,778
Loss on remeasurement of warrant liabilities	(18,008)		(21,500)	(73,843)							(91,851)		$ 0	(91,851)	0	$ 0
(Loss) income before taxes	(23,328)		(22,345)	(84,840)		$ 3,150					(108,168)		7,393		(10,218)	(25,725)
Net (loss) income	(20,439)		(23,349)	(87,462)		1,692	(23,989)	$ 10,323	$ 2,917	$ (2,615)	(107,901)	(107,901)	3,420		(13,364)	(27,644)
Net loss (income) attributable to noncontrolling interest			(820)								(7,971)				2,808	2,856
Net (loss) income attributable to controlling interest	(18,119)	$ (4,824)	(22,529)	(81,811)	$ 6,552	1,692	$ (24,654)	$ 9,600	$ 2,202	$ (3,320)	(99,930)		3,420		(16,172)	(30,500)
Comprehensive (loss) income	$ (17,867)		$ (21,707)	$ (81,139)		$ (5,516)					$ (99,006)		$ (4,043)		$ (14,764)	$ (30,500)
Basic and Diluted (in dollars per share)	$ (0.31)		$ (0.30)	$ (1.32)							$ (1.64)
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total current liabilities	$ 520,496			$ 147,529							$ 147,529	147,529		147,529
Total liabilities	647,000			1,061,650							1,061,650	1,061,650		1,061,650
Additional paid-in capital (Successor)	479,028			623,729							623,729	623,729		623,729
Accumulated deficit (Successor)	(10,172)			(22,401)							(22,401)	(22,401)		(22,401)
Total stockholders' equity and members' equity (deficit)	469,120			602,265							602,265	602,265		602,265
Total equity	1,414,479			1,522,514							1,522,514	1,522,514		1,522,514
(Loss) income before taxes	(5,320)			(10,997)							(16,317)
Net (loss) income	(2,431)			(13,619)							(16,050)
Net (loss) income attributable to controlling interest	(111)			(7,968)
Comprehensive (loss) income	141			$ (7,296)							$ (7,155)
Basic and Diluted (in dollars per share)				$ (0.13)							$ (0.13)
Restated impact
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current portion of warrant liability	150,887			$ 52,580							$ 52,580	52,580		52,580
Total current liabilities	150,887			52,580							52,580	52,580		52,580
Total liabilities	150,887			137,612							137,612	137,612		137,612
Additional paid-in capital (Successor)	(5,641)			169,732							169,732	169,732		169,732
Accumulated deficit (Successor)	(145,246)			(219,089)							(219,089)	(219,089)		(219,089)			$ (5,600)
Total stockholders' equity and members' equity (deficit)	(150,887)			(49,357)							(49,357)	(49,357)		(49,357)
Total equity	(150,887)			(137,612)							(137,612)	$ (137,612)		$ (137,612)
Loss on remeasurement of warrant liabilities	(18,008)			(73,843)							(91,851)
(Loss) income before taxes	(18,008)			(73,843)							(91,851)
Net (loss) income	(18,008)			(73,843)							(91,851)
Net (loss) income attributable to controlling interest	(18,008)			(73,843)
Comprehensive (loss) income	$ (18,008)			$ (73,843)							$ (91,851)
Basic and Diluted (in dollars per share)	$ (0.31)			$ (1.19)							$ (1.51)